Consolidated Statements of Operations (USD $)	12 Months Ended		54 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Expenses:
Research and development	$ 2,368,481	$ 648,314	$ 3,053,151
General and administrative	3,158,693	1,047,161	4,237,557
Loss from operations	(5,527,174)	(1,695,475)	(7,290,708)
Other income (expense):
Fair value of derivative liabilities in excess of proceeds		(808,590)	(808,590)
Adjustments to fair value of derivative liabilities	4,192,781	(1,041,795)	3,150,986
Loss on extinguishment of debt	(761,492)		(761,492)
Financing transaction costs		(210,000)	(210,000)
Non-cash interest expense	(266,567)		(266,567)
Interest expense		(1,357)	(1,357)
Impairment charges			(9,000)
Net income (loss) before income taxes	(2,362,452)	(3,757,217)	(6,196,728)
Provision for income taxes	2,400	1,600	4,000
Net income (loss)	$ (2,364,852)	$ (3,758,817)	$ (6,200,728)
Basic net income (loss) per common share (in dollars per share)	$ (0.04)	$ (0.06)
Diluted net income (loss) per common share (in dollars per share)	$ (0.04)	$ (0.06)
Weighted average shares used in computing basic net income (loss) per common share (in shares)	67,443,432	63,300,493
Weighted average shares used in computing diluted income (loss) per common share (in shares)	67,443,432	63,300,493